Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of property, plant and equipments [Abstract]
Disclosure of detailed information about property, plant and equipment [text block]
The following table presents the changes in property, plant and equipment during the year ended March 31, 2021

											Carrying
											amount as of
											March 31,
	Cost					Accumulated depreciation					2021
								Depreciation
	As of April				As of Mar	As of April		for the		As of Mar
Particulars	1, 2020		Additions	Disposals	31, 2021	1, 2020		year	Deletions	31, 2021
Freehold Land	147,176		-	-	147,176	-	-	-	-	-	147,176
Building	4,395,750	-	371,958	-	4,767,708	690,945	-	180,753	-	871,698	3,896,010
Plant and machinery	13,426,602	-	1,742,724	8,270	15,161,056	8,464,635	-	1,134,268	8,157	9,590,746	5,570,310
Computer equipment	1,601,641	-	87,151	3,053	1,685,739	1,351,288		146,051	3,052	1,494,287	191,452
Office equipment	1,054,432	-	240,666	302	1,294,796	553,252		160,144	239	713,157	581,639
Furniture and fittings	2,539,188	-	699,783	770	3,238,201	1,208,707		399,973	783	1,607,897	1,630,304
Vehicles	9,721	-	0	-	9,721	9,675		22	-	9,697	24
Total	23,174,510	-	3,142,282	12,395	26,304,397	12,278,502	-	2,021,211	12,231	14,287,482	12,016,915
Add: Construction in progress		-									479,869
Total	23,174,510	-	3,142,282	12,395	26,304,397	12,278,502	-	2,021,211	12,231	14,287,482	12,496,784

The following table presents the changes in property, plant and equipment during the year ended March 31, 2020

											Carrying
											amount as of
	Cost					Accumulated depreciation					March 31, 2020
		Adjustment					Adjustment
		on					on
		adoption			As of	As of	adoption	Depreciation		As of
	As of April	of IFRS			Mar 31,	April 1,	of IFRS	for the		Mar 31,
Particulars	1, 2019	16	Additions	Disposals	2020	2019	16	year	Deletions	2020
Freehold Land	-	-	147,176	-	147,176	-	-	-	-	-	147,176
Building	2,437,687	291,146	2,249,209	-	4,395,750	723,160	128,759	96,544	-	690,945	3,704,805
Plant and machinery	13,944,419	2,538,826	2,111,324	90,315	13,426,602	9,817,005	2,244,694	961,273	68,950	8,464,634	4,961,967
Computer equipment	1,517,322	-	89,817	5,498	1,601,641	1,185,171		171,555	5,438	1,351,288	250,353
Office equipment	684,295	-	370,171	34	1,054,432	424,921		128,365	34	553,252	501,180
Furniture and fittings	1,388,063	-	1,151,198	73	2,539,188	983,366		225,414	73	1,208,707	1,330,481
Vehicles	9,656	-	65	-	9,721	8,456		1,219	-	9,675	46
Total	19,981,442	2,829,972	6,118,960	95,920	23,174,510	13,142,079	2,373,453	1,584,370	74,495	12,278,501	10,896,008
Add: Construction in progress											905,522
Total	19,981,442	2,829,972	6,118,960	95,920	23,174,510	13,142,079	2,373,453	1,584,370	74,495	12,278,501	11,801,530

The following table presents the changes in property, plant and equipment during the year ended March 31, 2019

	Cost				Accumulated depreciation				Carrying
	As at			As at	As at			As at	amount as
	April 1,			March 31,	April 1,	Depreciation		March 31,	at March
Particulars	2018	Additions	Disposals	2019	2018	for the year	Deletions	2019	31, 2019
Building	2,301,987	135,700	-	2,437,687	639,622	83,538	-	723,160	1,714,527
Plant and machinery	12,293,776	1,723,910	73,267	13,944,419	9,017,370	872,318	72,683	9,817,005	4,127,414
Computer equipment	1,407,816	120,371	10,865	1,517,322	1,006,370	189,606	10,805	1,185,171	332,151
Office equipment	601,793	82,636	134	684,295	346,024	79,031	134	424,921	259,374
Furniture and fittings	1,250,834	146,401	9,172	1,388,063	864,935	127,603	9,172	983,366	404,697
Vehicles	9,656	-	-	9,656	6,056	2,400	-	8,456	1,200
Total	17,865,862	2,209,018	93,438	19,981,442	11,880,377	1,354,496	92,794	13,142,079	6,839,363
Add: Construction in progress									1,796,649
Total	17,865,862	2,209,018	93,438	19,981,442	11,880,377	1,354,496	92,794	13,142,079	8,636,012